Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Accounts Receivable
As at	December 31, 2020	December 31, 2019
Trade receivables	15,786	24,684
Other receivables	112	2,954
	15,898	27,638